Consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands		General partner units	Common units	Subordinated units	Class B units	Incentive distribution rights	Preference units	Total Partners' equity	Total Owners' Capital	Total
Balance as of beginning of the year at Dec. 31, 2016	[1]	$ 10,095	$ 565,408	$ 60,988		$ 5,878		$ 642,369	$ 324,559	$ 966,928
Balance as of beginning of the year (in units) at Dec. 31, 2016	[1]	701,933	24,572,358	9,822,358
Capital contributions									12,000	12,000
Profit attributable to GasLog's operations (Note 20)									53,981	53,981
Total comprehensive income attributable to GasLog's operations (Note 20)									53,981	53,981
Net proceeds from public offerings of common units and issuances of general partner units (Note 6)		$ 2,902	$ 139,421					142,323		142,323
Number of units issued for net proceeds from public offerings and issuances of common units and general partner units		134,846	6,607,405
Net proceeds from public offering of preference units (Note 6)							$ 138,804	138,804		138,804
Number of units issued for net proceeds from public offering and issuance of preference units							5,750,000
Cash distributions to GasLog in exchange for net assets contributions to the Partnership									(192,168)	(192,168)
Difference between net book value of acquired subsidiary and considerations paid		$ (1,295)	$ (6,167)	$ (10,321)				(17,783)	17,783
Distributions declared (Note 6)		(1,661)	(69,051)	(9,724)		(2,612)	$ (7,232)	(90,280)		(90,280)
Share-based compensation, net of accrued dividend		12	451	19		122		604		604
Conversion of subordinated units to common units (Note 6)			$ 46,047	$ (46,047)
Number of units issued for conversion of subordinated units to common units			9,822,358	(9,822,358)
Partnership's profit/(loss) (Note 20)		1,728	$ 76,347	$ 5,085		3,208	7,749	94,117		94,117
Partnership's total comprehensive income/(loss) (Note 20)		1,728	76,347	$ 5,085		3,208	7,749	94,117		94,117
Balance as of end of the year at Dec. 31, 2017	[1]	$ 11,781	$ 752,456			6,596	$ 139,321	910,154	216,155	1,126,309
Balance as of end of the year (in units) at Dec. 31, 2017	[1]	836,779	41,002,121				5,750,000
Profit attributable to GasLog's operations (Note 20)									25,449	25,449
Total comprehensive income attributable to GasLog's operations (Note 20)									25,449	25,449
Net proceeds from public offerings of common units and issuances of general partner units (Note 6)		$ 2,171	$ 60,013					62,184		62,184
Number of units issued for net proceeds from public offerings and issuances of common units and general partner units		90,753	2,553,899
Net proceeds from public offering of preference units (Note 6)							$ 207,501	207,501		207,501
Number of units issued for net proceeds from public offering and issuance of preference units							8,600,000
Number of units of Settlement of awards vested during the year			33,998
Issuance of common units to GasLog in exchange for net assets contributions to the Partnership (Note 6)			$ 45,000					45,000	(45,000)
Number of common units issued to GasLog in exchange for net assets contribution to the Partnership			1,858,975
Cash distributions to GasLog in exchange for net assets contributions to the Partnership									(128,482)	(128,482)
Difference between net book value of acquired subsidiary and considerations paid		$ (337)	$ (4,675)					(5,012)	5,012
Distributions declared (Note 6)		(1,942)	(91,022)			(4,141)	$ (20,989)	(118,094)		(118,094)
Share-based compensation, net of accrued dividend		14	607			103		724		724
Modification of incentive distribution rights "IDRs" (Note 6)			(25,395)					(25,395)		(25,395)
Partnership's profit/(loss) (Note 20)		1,602	75,879			2,618	22,498	102,597		102,597
Partnership's total comprehensive income/(loss) (Note 20)		1,602	75,879			2,618	22,498	102,597		102,597
Balance as of end of the year at Dec. 31, 2018	[1]	$ 13,289	$ 812,863			5,176	$ 348,331	1,179,659	73,134	1,252,793
Balance as of end of the year (in units) at Dec. 31, 2018	[1]	927,532	45,448,993				14,350,000
IFRS 16 adjustment (as restated) at Dec. 31, 2018	[2]	$ 4	$ 173					177	15	192
Balance at January 1, 2019 (as restated) at Dec. 31, 2018	[1],[2]	$ 13,293	$ 813,036			5,176	$ 348,331	1,179,836	73,149	1,252,985
Balance at January 1, 2019 (as restated, in units) at Dec. 31, 2018	[1],[2]	927,532	45,448,993				14,350,000
Profit attributable to GasLog's operations (Note 20)									2,650	2,650
Total comprehensive income attributable to GasLog's operations (Note 20)									2,650	2,650
Equity offering costs			$ (288)				$ 266	(22)		(22)
Repurchases of common units (Note 6)			$ (22,890)					(22,890)		(22,890)
Number of units of repurchases of common units			(1,171,572)
Elimination of IDRs and issuance of common and Class B units (Note 6)			$ 1,796			(2,391)		(595)		(595)
Number of units on elimination of IDRs and issuance of common and class B units			2,532,911		2,490,000
Net proceeds from public offerings of common units and issuances of general partner units (Note 6)		$ 1,996						1,996		1,996
Number of units issued for net proceeds from public offerings and issuances of common units and general partner units		93,804
Number of units of Settlement of awards vested during the year			49,850
Cash distributions to GasLog in exchange for net assets contributions to the Partnership									(93,646)	(93,646)
Difference between net book value of acquired subsidiary and considerations paid		$ (357)	$ (17,490)					(17,847)	$ 17,847
Distributions declared (Note 6)		(2,200)	(101,932)			$ (2,785)	(31,036)	(137,953)		(137,953)
Share-based compensation, net of accrued dividend		18	847					865		865
Partnership's profit/(loss) (Note 20)		(1,479)	(66,268)				30,328	(37,419)		(37,419)
Partnership's total comprehensive income/(loss) (Note 20)		(1,479)	(66,268)				30,328	(37,419)		(37,419)
Balance as of end of the year at Dec. 31, 2019		$ 11,271	$ 606,811				$ 347,889	$ 965,971		$ 965,971
Balance as of end of the year (in units) at Dec. 31, 2019		1,021,336	46,860,182		2,490,000		14,350,000

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).
[2]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019 (Note 2).